SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
VIE arrangements
Schedule of disaggregation of revenue

	2020	2021	2022
	RMB	RMB	RMB
Consumer credit segment:
Loan facilitation services	1,329,720	2,105,776	1,362,685
Post origination services	670,440	174,255	204,336
Financing services	59,658	524,840	278,783
Others	469,780	379,431	113,928
Subtotal	2,529,598	3,184,302	1,959,732
Holistic wealth segment:
Account management services	921,779	—	—
Insurance brokerage services	430,830	755,691	731,797
Others	79,755	504,822	440,195
Subtotal	1,432,364	1,260,513	1,171,992
Other segment:
Electronic commerce services	—	33,114	302,896
Subtotal	—	33,114	302,896
Total net revenue	3,961,962	4,477,929	3,434,620

Schedule of contract assets

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Contract assets	1,456,591	780,174
Allowance	(350,686)	(153,435)
Contract assets, net	1,105,905	626,739

Schedule of movement of allowance for contract assets

	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB
Balance at beginning of the year	467,306	350,686
Allowance for contract assets	312,798	110,888
Write-off	(429,418)	(308,139)
Balance at end of the year	350,686	153,435

Schedule of Movement of refund liabilities

RMB
As of January 1, 2021	10,845
Addition	(1,609)
Payouts during the year	(3,504)

As of December 31, 2021	5,732
Addition	(5,373)
Payouts during the year	(359)
As of December 31, 2022	—

Summary of financing receivable

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Financing receivable	1,763,451	555,123
Allowance	(65,489)	(40,735)
Financing receivable, net	1,697,962	514,388

Summary of movement of allowance for financing receivable

	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB
Balance at beginning of the year	32,975	65,489
Current year net provision	35,293	38,625
Write-off	(2,779)	(14,605)
Disposal	—	(48,774)
Balance at end of the year	65,489	40,735

Schedule of estimated useful lives

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2021	2022
	RMB	RMB
Assets
Cash and cash equivalents	1,392,968	2,795,805
Accounts receivable	217,282	100,756
Contract assets, net	563,235	107,679
Contract cost	8,800	652
Prepaid expenses and other assets	145,330	114,310
Financing receivables	1,697,960	514,388
Amounts due from related parties	801,791	911,432
Available-for-sale investments	—	600,000
Property, equipment and software, net	80,866	62,979
Deferred tax assets	7,388	84,096
Right-of-use assets	46,222	10,474

Total assets	4,961,842	5,302,571

Liabilities
Accounts payable	18,782	9,196
Amounts due to related parties	384,855	214,346
Deferred revenue	10,320	9,488
Accrued expenses and other liabilities	953,843	1,131,504
Secured borrowing	1,028,600	767,900
Deferred tax liabilities	40,584	17,273
Lease liabilities	39,486	9,311

Total liabilities	2,476,470	2,159,018

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	2,549,869	3,192,329	1,821,561
Net income	235,360	752,164	424,834

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	974,840	(236,406)	1,151,656
Net cash (used in)/provided by investing activities	(1,202,842)	(393,659)	417,535
Net cash provided by/(used in) financing activities	862,000	501,400	(399,700)

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2021	2022
	RMB	RMB
Assets
Restricted cash	56,678	88,796
Prepaid expenses and other assets	540	532
Loans at fair value	73,734	54,049
Held-to-maturity investments	1,700	2,300

Total assets	132,652	145,677

Liabilities
Accounts payable	144	150
Amount due to related party	42,423	4,603
Payable to investors at fair value	50,686	—
Accrued expenses and other liabilities	659	72

Total liabilities	93,912	4,825

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net (loss)/income	(117,969)	(38,720)	17,949

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	44,843	17,016	(1,434)
Net cash provided by investing activities	33,160	65,576	34,976
Net cash provided by/(used in) financing activities	162,134	(71,204)	(85,587)